CONCENTRATIONS AND RISKS (Tables)	12 Months Ended
Dec. 31, 2025
Risks and Uncertainties [Abstract]
SCHEDULE OF CONCENTRATION OF RISK

Details of the customers accounting for 10% or more of total revenue are as follows:

	For the years ended December 31,
	2024	2024	2025	2025
	HK$	%	HK$	%

Customer A	4,900,000	82%	*	*
Customer B	*	*	11,729,470	31%
Customer C	*	*	5,290,470	14%
Customer D	*	*	3,850,401	10%

Details of the customer accounting for 10% or more of total receivables from customers are as follows:

	As of December 31,
	2024	2024	2025	2025
	HK$	%	HK$	%

Customer E	211,745	77%	*	*
Customer F	*	*	465,045	67%
Customer G	*	*	105,000	15%

Details of the customers accounting for 10% or more of total payables to customers are as follows:

	As of December 31,
	2024	2024	2025	2025
	HK$	%	HK$	%

Customer H	949,871	25%	*	*
Customer I	922,299	24%	*	*
Customer J	*	*	12,823,672	51%
Customer K	*	*	10,300,000	41%

*	Less than 10%